VARIABLE INTEREST ENTITY AND OTHER CONSOLIDATION MATTERS - Net income (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Variable Interest Entity [Line Items]
Revenue	$ 2,790,617	$ 3,249,344	$ 2,002,217
(Loss) income from operations	(2,253,804)	560,142	102,670
Net income	(1,944,549)	634,103	175,787
TRX. ZJ
Variable Interest Entity [Line Items]
Revenue	2,776,065	3,249,344	2,002,217
(Loss) income from operations	(1,232,723)	566,336	102,670
Net income	$ (1,052,348)	$ 640,294	$ 175,787